Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Pension liabilities (note 28)	$ 4	$ 21
Post retirement liabilities (note 28)	4	5
Other long-term liabilities	$ 8	$ 26